42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	R$ 3,940,844
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(48,238)
Additions in investments	(72,439)
Capital reduction of investees	228
Additions to property, plant and equipment	(226,325)
Additions to intangible assets	(10,225)
NET CASH USED IN INVESTING ACTIVITIES	(1,667,571)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends and interest on own capital paid	(626,357)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(1,715,113)
Cash and cash equivalents at the beginning of the period	2,941,727
Cash and cash equivalents at the end of the period	3,222,768	R$ 2,941,727
Companhia Paranaense de Energia - Copel [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	761,050	688,443	R$ 653,230
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	5,349	115,376	(124,254)
Loans and financing granted to related parties	(40,000)	(24,410)	(192,445)
Receipt of loans and financing granted to related parties	(7,015)	24,512	560,877
Additions in investments	(68,127)	(271,968)	(608,934)
Capital reduction of investees	228		45,000
Additions to property, plant and equipment	(1,800)	(285)	(267)
Additions to intangible assets	(1,045)	(271)	(3)
NET CASH USED IN INVESTING ACTIVITIES	(98,380)	(157,046)	(320,026)
CASH FLOWS FROM FINANCING ACTIVITIES
Issue of Debentures		500,000	600,000
Issue of loans with related parties	280,000	48,000
Amortization of principal - loans and financing	(38,500)	(115,500)	(77,000)
Amortization of principal - debentures	(300,000)	(853,400)	(333,300)
Amortization of loans obtained from related parties		(48,000)
Amortization of principal - Lease liabilities	(329)	(141)
Dividends and interest on own capital paid	(586,445)	(352,055)	(264,734)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(645,274)	(821,096)	(75,034)
Changes in cash and cash equivalents	17,396	(289,699)	258,170
Cash and cash equivalents at the beginning of the period	25,304	315,003	56,833
Cash and cash equivalents at the end of the period	R$ 42,700	R$ 25,304	R$ 315,003